Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,174,000
Previously Paid Amount	0.00
Total Fee Amount	468.48
Total Offset Amount	0.00
Net Fee	468.48
Narrative - Max Aggregate Offering Price	$ 3,174,000
Final Prospectus	true